UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check Here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):   [  ] is a restatement.
                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Kit Cole Investment Advisory Services
Address:  851 Irwin Street, Suite 301
          San Rafael, CA  94901

13F File Number: 028-05287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Elizabeth Schrock
Title:         Compliance Officer
Phone:         415-457-9000
Signature, Place and Date of Signing:

     Elizabeth Schrock   San Rafael, California   May 15, 2000

Report Type (check only one):

[X]  13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:     None.

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None.

Form 13F Information Table Entry Total: 26

Form13F Information Table Value Total:  $163,631,000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Form 13F        n
Informatio

Name of Issuer  Title  Cusip    Market  SH/     Invest Other   Voting
               of                           men
                Class           Value   PRN     Discre Manage  Author
                                           tio    rs      ity
                                (x
                             1000)

Adobe Systems   COM    00724f1    8713  78275 SH     None     78275
                     01                     Sole
Affymetrix      COM    00826t1    2699  18180 SH     None     18180
                     08                     Sole
America Online  COM    02364j1    7259 107641 SH     None    107641
                     04                     Sole
Ariba, Inc.     COM    04033v1    2620  12500 SH     None     12500
                     04                     Sole
BMC Software    COM    5592110   5443 110229 SH     None    110229
                            0               Sole
Cisco Systems   COM    17275r1     480   6212 SH     None      6212
                     02                     Sole
General         COM    3696041   7466  47976 SH     None     47976
Electric                   03               Sole
Hewlett Packard COM    4282361   7241  54495 SH     None     54495
                           03               Sole
Human Genome    COM    4449031   2099  25275 SH     None     25275
                           08               Sole
Incyte Pharma.  COM    45337c1    2299  26295 SH     None     26295
                     02                     Sole
Inhale Thera    COM    4571911   2587  34725 SH     None     34725
                           04               Sole
Inktomi Corp.   COM    4572771   4651  23850 SH     None     23850
                           01               Sole
Intel Corp      COM    4581401   9502  72021 SH     None     72021
                           00               Sole
JDS Uniphase    COM    46612j1    7308  60612 SH     None     60612
Corp.                 01                     Sole
LSI Logic       COM    5021611  16095 221613 SH     None    221613
                           02               Sole
Legato Systems  COM    5246511   6774 151798 SH     None    151798
                           06               Sole
Lexmark         COM    5297711   5298  50104 SH     None     50104
Internation                07               Sole
Lucent          COM    5494631   2452  40034 SH     None     40034
Technologies               07               Sole
Micromuse, Inc. COM    5950941   5275  38000 SH     None     38000
                           03               Sole
Microsoft Corp  COM    5949181    218   2052 SH     None      2052
                           04               Sole
Millennium      COM    5999021   2010  15475 SH     None     15475
Pharm                      03               Sole
Motorola Inc.   COM    6200761   8533  58442 SH     None     58442
                           09               Sole
Nokia           COM    6549022  15289  68870 SH     None     68870
                           04               Sole
Sun             COM    8668101  10508 112141 SH     None    112141
Microsystems               04               Sole
Texas           COM    8825081  11598  72489 SH     None     72489
Instruments                04               Sole
Vishay          COM    9282981   9214 165650 SH     None    165650
Intertech.                 08               Sole
                                163631